Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities
Net loss	$ (26,387,336)	$ (11,690,098)	$ (586,895)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	9,824,157	6,430,158
Depreciation and amortization	379,798	69,929	60,462
Bad debt expense	65,389		506
Accretion expense	79,628	139,974	92,375
Government grant	(118,232)	(51,410)	(92,774)
Acquisition expense		2,019,739
Changes in operating assets and liabilities:
Trade and other receivables	(211,231)	24,215	(99,152)
Inventory	(172,377)
Prepaid expenses and other assets	(53,788)	(833,556)	(2,510)
Accounts payable and accrued liabilities	1,824,402	670,725	160,476
Deferred revenue			(1,225)
Net cash used in operating activities	(14,769,590)	(3,220,324)	(468,737)
Cash Flows From Investing Activities
Reverse Acquisition		1,219,856
Purchase of property and equipment	(658,483)	(16,705)	(9,685)
Net cash used in investing activities	(658,483)	1,203,151	(9,685)
Cash Flows From Financing Activities
Sale of ordinary shares and warrants	23,865,889	10,425,160
Warrant exercise proceeds	382,500
Proceeds from conversion of debt		7,673
Proceeds from convertible debt			11,414
Proceeds from loans payable		2,305	25,334
Proceeds from silent partnerships		236,636	398,811
Repayment of loans payable	(107,027)	(11,832)
Repayment of lease obligations	(197,944)	(49,408)	(38,878)
Net cash provided by financing activities	23,943,418	10,610,534	396,681
Effect of changes in exchange rates	(101,112)	11,613	721
Net change in cash	8,414,233	8,604,974	(81,020)
Cash at beginning of period	8,727,542	122,568	203,588
Cash at end of period	17,141,775	8,727,542	122,568
Non-Cash Investing And Financing Activities
Right of use asset additions	1,010,299	32,353	12,120
Issuance of ordinary shares for share exchange		3,216,649
Issuance of ordinary shares for conversion of debt and accrued interest		508,237
Interest expense paid	$ 125,543	$ 46,240	$ 23,522